Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ 26,850	₩ (26,744)	₩ 47,423
Gain on disposal of treasury shares			(50)
Others	(14,145)	37,749	97,527
Income taxes credited (charged) directly to equity	₩ 12,705	₩ 11,005	₩ 144,900